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October 15, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: ING Series Fund, Inc.

      (File Nos. 033-41694 and 811-06352)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 121 (“Amendment”) to the Registration Statement of ING Series Fund, Inc. This Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 (“1933 Act”), as amended.

The Registrant is seeking an effective date of October 31, 2008. Therefore, the Registrant is also requesting acceleration of this Amendment to October 31, 2008, as contemplated by Rule 485(a)(3). The Registrant, in making this request for acceleration, hereby states that it is aware of its statutory obligations under the federal securities laws to provide appropriate disclosure of material information.

Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Kim Springer at 480.477.2674.

Regards,

/S/ Paul A. Caldarelli
Paul A. Caldarelli, Esq.
Senior Counsel
ING U.S. Legal Services

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments LLC

Goodwin Procter LLP